Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.61%
Australia: 3.42%
Ansell Ltd. (Health care, Health care equipment & supplies)	114,702	$2,493,855
Bapcor Ltd. (Consumer discretionary, Distributors)	56,266	173,062
Orora Ltd. (Materials, Containers & packaging)	712,207	1,036,570
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	353,552	1,177,201
Steadfast Group Ltd. (Financials, Insurance)	491,835	1,766,883
		6,647,571
Austria: 1.33%
BAWAG Group AG (Financials, Banks)144A	20,941	1,893,013
Mayr Melnhof Karton AG (Materials, Containers & packaging)	8,592	688,631
		2,581,644
Belgium: 1.84%
Azelis Group NV (Industrials, Trading companies & distributors)	100,702	2,062,968
Barco NV (Information technology, Electronic equipment, instruments & components)	153,396	1,522,771
		3,585,739
Canada: 3.98%
ATS Corp. (Industrials, Machinery)†	36,240	980,214
Finning International, Inc. (Industrials, Trading companies & distributors)	91,060	2,273,759
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	241,360	4,493,895
		7,747,868
Finland: 1.75%
Huhtamaki Oyj (Materials, Containers & packaging)	76,838	2,837,040
Metso Oyj (Industrials, Machinery)	57,455	570,282
		3,407,322
France: 3.08%
Alten SA (Information technology, IT services)	65,133	5,991,232
Germany: 5.76%
Bechtle AG (Information technology, IT services)	80,525	2,702,727
Gerresheimer AG (Health care, Life sciences tools & services)	19,215	1,345,824
Krones AG (Industrials, Machinery)	23,946	3,267,515
Springer Nature AG & Co. KGaA (Communication services, Media)†	17,502	475,702
TAG Immobilien AG (Real estate, Real estate management & development)†	229,090	3,404,613
		11,196,381
Ireland: 0.52%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,041,104	1,009,839
Italy: 8.67%
Amplifon SpA (Health care, Health care providers & services)	88,384	2,361,960
Azimut Holding SpA (Financials, Capital markets)	115,610	3,022,749
Buzzi SpA (Materials, Construction materials)	120,157	4,922,159
De’ Longhi SpA (Consumer discretionary, Household durables)	61,405	2,158,903
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Italy(continued)
GVS SpA (Industrials, Machinery)144A†	118,580	$601,660
Interpump Group SpA (Industrials, Machinery)	80,196	3,783,399
		16,850,830
Japan: 28.74%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	95,200	2,505,793
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	143,060	3,420,439
DTS Corp. (Information technology, IT services)	161,200	4,396,640
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	57,900	1,745,705
Fuji Seal International, Inc. (Materials, Containers & packaging)	155,000	2,383,896
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	50,900	3,190,079
Hoshizaki Corp. (Industrials, Machinery)	75,600	2,798,044
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	143,500	3,126,367
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	40,800	1,538,472
MEITEC Group Holdings, Inc. (Industrials, Professional services)	258,300	5,015,500
MISUMI Group, Inc. (Industrials, Machinery)	128,700	2,059,919
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	210,400	1,715,761
NOF Corp. (Materials, Chemicals)	69,300	921,995
Orix JREIT, Inc. (Real estate, Office REITs)	3,763	4,175,355
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	183,500	3,492,371
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	47,800	2,719,865
Shizuoka Financial Group, Inc. (Financials, Banks)	151,300	1,349,965
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	275,900	1,853,373
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	188,900	3,151,028
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	128,700	2,242,652
Taikisha Ltd. (Industrials, Construction & engineering)	69,300	2,085,834
		55,889,053
Netherlands: 1.58%
Aalberts NV (Industrials, Machinery)	43,238	1,526,168
Technip Energies NV (Energy, Energy equipment & services)	54,305	1,538,471
		3,064,639
Norway: 2.97%
Atea ASA (Information technology, IT services)	152,108	1,937,853
Elopak ASA (Materials, Containers & packaging)	204,497	745,271
SpareBank 1 SMN (Financials, Banks)	191,815	3,092,779
		5,775,903
Spain: 3.57%
Vidrala SA (Materials, Containers & packaging)	18,363	1,880,292
Viscofan SA (Consumer staples, Food products)	79,731	5,053,762
		6,934,054
Sweden: 4.30%
AAK AB (Consumer staples, Food products)	35,437	1,029,965
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	94,398	1,400,758
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Sweden(continued)
Hexpol AB (Materials, Chemicals)	254,235	$2,378,731
Loomis AB Class B (Industrials, Commercial services & supplies)	111,426	3,546,496
		8,355,950
Switzerland: 3.27%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	12,093	2,692,108
Bucher Industries AG (Industrials, Machinery)	4,882	1,963,208
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	59,353	1,059,654
Vontobel Holding AG (Financials, Capital markets)	8,721	644,425
		6,359,395
United Kingdom: 15.34%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	790,382	2,943,903
Elementis PLC (Materials, Chemicals)	897,173	1,755,374
IMI PLC (Industrials, Machinery)	105,952	2,621,497
Lancashire Holdings Ltd. (Financials, Insurance)	437,765	3,522,672
LondonMetric Property PLC (Real estate, Diversified REITs)	811,708	1,867,362
Nomad Foods Ltd. (Consumer staples, Food products)	222,795	3,979,119
Premier Foods PLC (Consumer staples, Food products)	586,578	1,365,865
S4 Capital PLC (Communication services, Media)†	897,202	416,053
Spectris PLC (Information technology, Electronic equipment, instruments & components)	149,856	5,601,819
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	781,908	1,761,570
Tate & Lyle PLC (Consumer staples, Food products)	490,076	3,995,266
		29,830,500
United States: 1.49%
Primo Brands Corp. (Consumer staples, Beverages)	89,845	2,908,283
Total common stocks (Cost $161,848,083)		178,136,203
Investment companies: 0.47%
United States: 0.47%
iShares MSCI EAFE Small-Cap ETF	14,645	916,191
Total investment companies (Cost $883,955)		916,191

		Yield
Short-term investments: 4.46%
Investment companies: 4.46%
Allspring Government Money Market Fund Select Class♠∞		4.32%	8,665,541	8,665,541
Total short-term investments (Cost $8,665,541)				8,665,541
Total investments in securities (Cost $171,397,579)	96.54%			187,717,935
Other assets and liabilities, net	3.46			6,736,414
Total net assets	100.00%			$194,454,349

See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,640,597	$37,151,544	$(34,126,600)	$0	$0	$8,665,541	8,665,541	$71,670
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,647,571	$0	$6,647,571
Austria	0	2,581,644	0	2,581,644
Belgium	0	3,585,739	0	3,585,739
Canada	7,747,868	0	0	7,747,868
Finland	0	3,407,322	0	3,407,322
France	0	5,991,232	0	5,991,232
Germany	475,702	10,720,679	0	11,196,381
Ireland	1,009,839	0	0	1,009,839
Italy	0	16,850,830	0	16,850,830
Japan	0	55,889,053	0	55,889,053
Netherlands	0	3,064,639	0	3,064,639
Norway	5,775,903	0	0	5,775,903
Spain	5,053,762	1,880,292	0	6,934,054
Sweden	0	8,355,950	0	8,355,950
Switzerland	1,059,654	5,299,741	0	6,359,395
United Kingdom	17,978,252	11,852,248	0	29,830,500
United States	2,908,283	0	0	2,908,283
Investment companies	916,191	0	0	916,191
Short-term investments
Investment companies	8,665,541	0	0	8,665,541
Total assets	$51,590,995	$136,126,940	$0	$187,717,935
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund